Share-Based Compensation Expenses	6 Months Ended
Jun. 30, 2025
Share-Based Compensation Expenses
Share-Based Compensation Expenses

Note 15 - Share-Based Compensation Expenses

Share-based compensation expenses comprised the following:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2025	2024	2025	2024
Stock options and restricted share units	$1.7	$1.5	$3.1	$2.9
Deferred share units	1.1	0.3	5.4	1.7
	$2.8	$1.8	$8.5	$4.6

Share-based compensation expenses include expenses related to equity-settled stock options, restricted share units (“RSUs”) and deferred share units (“DSUs”), as well as the mark-to-market gain or loss related to the DSUs.